May 22, 2020
Delaware Select Growth Fund

VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund (the “Fund”)

Supplement to the Fund’s Statutory Prospectus and Statement of Additional Information
each dated February 28, 2020

On May 20, 2020, the Board of Trustees of Voyageur Mutual Funds III (the “Board”) approved the replacement of the Fund’s current sub-advisor with the US Small-Mid Cap Growth Equity team of the Fund’s investment manager, Delaware Management Company. In connection with this determination, the Board approved certain changes to the Fund’s investment strategies. These portfolio management and strategy changes will be effective on or about July 31, 2020. The investment strategy changes may result in higher portfolio turnover in the near term, as the new portfolio management team purchases and sells securities to accommodate the investment strategy changes. A higher portfolio turnover is likely to cause the Fund to realize capital gains and incur transaction costs. You should consult your financial advisor about the changes that will result from the investment strategy changes.

In addition, and in connection with these changes, the Fund intends to re-open to new investors on or about July 31, 2020. Existing shareholders of the Fund, certain retirement plans and IRA transfers and rollovers from these plans, and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares prior to the re-opening of the Fund.

On or about July 31, 2020, the following disclosure is removed from the Fund’s statutory prospectus:

The Fund currently is closed to new investors.

On or about July 31, 2020, the following information replaces the section entitled, “Fund summary – What are the Fund’s principal investment strategies?” in the statutory prospectus:

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that its Manager believes has long-term capital appreciation potential and are expected to grow faster than the US economy. The Manager will consider companies of any size or market capitalization.  Using a top-down thematic overlay combined with bottom-up, fundamental research, the Manager seeks to identify early stage major demand trends and invest in securities of competitively advantaged companies that the Manager believes should benefit from these trends. The Manager focuses on earnings growth as the Manager believes earnings growth drives stock prices and the companies with the strongest gains in profitability have the potential to enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. The Fund may invest in real estate investment trusts (REITs).

Under normal circumstances, the Fund generally holds 30 to 50 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.

The Manager typically holds a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-sized companies.

On or about July 31, 2020, the following information is added as principal risks to the section entitled, “Fund summary – What are the principal risks of investing in the Fund?” in the statutory prospectus:

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

On or about July 31, 2020, the following information replaces the section entitled, “Fund summary – Who manages the Fund?” in the statutory prospectus:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Alex Ely	Managing Director, Chief Investment Officer – US Small-Mid Cap Growth Equity	July 2020

On or about July 31, 2020, the following is removed from the section entitled, “Purchase and redemption of Fund shares” in the statutory prospectus:

The Fund is closed to new investors. Existing shareholders of the Fund, certain retirement plans and IRA transfers and rollovers from these plans, and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's Distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares.

On or about July 31, 2020, the following replaces the section in the statutory prospectus entitled, “How we manage the Fund – Our principal investment strategies”:

Our principal investment strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the Manager pursues the Fund's investment objective.

Delaware Select Growth Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of companies across market capitalization that address large market opportunities.

The Manager believes, over the long run, earnings growth determines stock price movements and companies with the strongest gains in profitability should enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. To locate these high-growth investment opportunities, the Manager utilizes a top-down thematic overlay combined with bottom-up, fundamental research.

From a top-down perspective, the Manager seeks to identify, at an early stage, major demand trends that are believed to be creating investment opportunities. Once the trends have been identified, the Manager creates investment themes as a means for organizing research efforts. The Manager studies the industries that fit within its themes to assess the competitive landscape and begins to analyze specific companies.

From a bottom-up perspective, the Manager conducts extensive fundamental analysis of the businesses that appear to have a competitively advantaged position within these fast-growing industries. At this stage, it is critical for the Manager to understand the nature of competition and develop a model for the type of company that will succeed in the given industry. The Manager seeks companies that have current earnings growth rates that are significantly higher than the overall market. Under normal circumstances, the Fund generally holds 30 to 50 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.

The Manager typically holds a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-sized companies.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

On or about July 31, 2020, the following replaces the sections in the statutory prospectus entitled, “Who manages the Fund – Investment manager,” “Who manages the Fund – Sub-advisor,” and “Who manages the Fund – Portfolio managers”:

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103, is the Fund’s investment manager. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of March 31, 2020, $150.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.75% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended Oct. 31, 2019.

Portfolio manager

Alex Ely has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Ely will assume responsibility for the Fund on or about July 31, 2020.

Alex Ely Managing Director, Chief Investment Officer — US Small-Mid Cap Growth Equity

Alex Ely joined Macquarie Investment Management (MIM) in February 2016 as part of the firm’s acquisition of Bennett Lawrence Management, LLC, a New York–based US growth equity manager. Prior to joining the firm as CIO of US Small-Mid Cap Growth Equity, he was portfolio manager and chief portfolio strategist at Bennett Lawrence. Ely joined Bennett Lawrence in 1997 as a portfolio analyst, and in 2002 he was promoted to portfolio manager. Before joining Bennett Lawrence, he was an equity product manager at Oppenheimer Management. From 1988 to 1989, he was a strategy clerk at the Boston Stock Exchange. Ely earned a bachelor’s degree in economics from the University of New Hampshire.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

On or about July 31, 2020, all references related to “Jackson Square Partners, LLC” and “JSP” are removed from the Fund’s statement of additional information.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated May 22, 2020.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that its Manager believes has long-term capital appreciation potential and are expected to grow faster than the US economy. The Manager will consider companies of any size or market capitalization.  Using a top-down thematic overlay combined with bottom-up, fundamental research, the Manager seeks to identify early stage major demand trends and invest in securities of competitively advantaged companies that the Manager believes should benefit from these trends. The Manager focuses on earnings growth as the Manager believes earnings growth drives stock prices and the companies with the strongest gains in profitability have the potential to enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. The Fund may invest in real estate investment trusts (REITs).